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           Annual Notice of Securities Sold Pursuant to Rule 24F-2

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2



1.   Name and address of issuer:  SENTRY FUND, INC.
                                  1800 NORTH POINT DRIVE
                                  STEVENS POINT, WI 54481

2.   Name of each series or class of funds for which this notice is filed:

3.   Investment Company Act File Number:        811-1861

     Securities Act File Number:                 2-34038

4.   Last day of fiscal year for which this notice is filed:  OCTOBER 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                             NONE.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                    NONE.

9.   Number and aggregate sale price of securities sold during the fiscal year:

     312,291 SHARES OF COMMON STOCK SOLD; AGGREGATE SALE PRICE:  $4,714,580.04

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     312,291 SHARES OF COMMON STOCK SOLD; AGGREGATE SALE PRICE:  $4,714,580.04

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plan, if applicable (see Instruction B.7):
                        NONE.









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12.     Calculation of registration fee:
        (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):
                                                        $4,714,580.04

        (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from item 11 if applicable)
                                                        +     -0-

        (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                        -4,714,580.04

        (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24c-2 (if applicable):
                                                        +     -0-

        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                              -0-

        (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:
                                                        x     .0034

        (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]
                                                        $     -0-

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other Procedures (17 CFR 202.3a):

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By      s/John A. Stenger
        ------------------------------
        JOHN A. STENGER, VICE PRESIDENT


        s/William M. O'Reilly
        ------------------------------
        WILLIAM M. O'REILLY, SECRETARY


Date:  December 20, 1995
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                      [GODFREY & KAHN, S.C. LETTERHEAD]


                              December 20, 1995


Board of Directors
Sentry Fund, Inc.
1800 North Point Drive
Stevens Point, WI 54481

      Re:  Rule 24F-2 Notice for Sentry Fund, Inc.

Gentlemen:

        We have acted as counsel for you in connection with the sale by you of an indefinite amount of common stock, $1.00 par value (the "Common Stock"), of Sentry Fund, Inc. (the "Fund") in the manner set forth in the Fund's most recent Post-Effective Amendment to the Fund's Registration Statement on Form N-1A (the "Registration Statement"). In connection with this opinion, we have reviewed: (i) the Fund's Registration Statement; (ii) the Rule 24F-2 Notice for the fiscal year ended October 31, 1995 (the "Notice"; (iii) corporate proceedings relative to the authorization for issuance of shares of Common Stock; and (iv) such other proceedings, documents, certificates and records as we have deemed necessary to enable us to render this opinion.

        Based upon the foregoing, we are of the opinion that the shares of Common Stock when sold as contemplated in the Fund's Registration Statement will be legally issued, fully paid and nonassessable.

        We hereby consent to the use of this opinion in connection with the aforementioned Notice.



                              Very truly yours,

                              /s/ Godrey & Kahn, S.C.

                              GODFREY & KAHN, S.C.